UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22229

PNMAC MORTGAGE OPPORTUNITY FUND, LLC

27001 Agoura Rd. Suite 350
Calabasas, California 91301

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, L.P.
27001 Agoura Rd, Suite 350  Calabasas, California 91301

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LP
Four Times Square
New York, New York 1003

(818) 224-7050

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Item 1. Proxy Voting Record.

There were no proxy voting records to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNMAC Mortgage Opportunity, LLC

By /s/ Stanford L. Kurland
Stanford L. Kurland, CEO

Date August 24, 2009